Supplementary Financial Information (Schedule Of Interest Expense And Related Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interest	$ 415	$ 413	$ 382
Amortization of debt issuance costs and discounts	11	11	9
Less AFUDC—capitalized interest portion	(13)	(19)	(16)
Total interest expense and related charges	$ 413	$ 405	$ 375